UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31

Date of reporting period: July 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON BATTERYMARCH

GLOBAL EQUITY FUND

FORM N-Q

JULY 31, 2010

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited)	July 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.2%
CONSUMER DISCRETIONARY - 10.8%
Auto Components - 0.8%
Bridgestone Corp.	34,900	$624,924
Valeo SA	15,349	548,356	*

Total Auto Components		1,173,280

Automobiles - 1.6%
Bayerische Motoren Werke AG	10,129	545,276
DaimlerChrysler AG, Registered Shares	14,365	774,530	*
Nissan Motor Co., Ltd.	60,900	468,055	*
Toyota Motor Corp.	19,500	688,408

Total Automobiles		2,476,269

Distributors - 0.3%
Imperial Holdings Ltd.	30,979	409,571

Diversified Consumer Services - 0.4%
ITT Educational Services Inc.	3,300	266,442	*
Service Corporation International	40,500	345,060

Total Diversified Consumer Services		611,502

Hotels, Restaurants & Leisure - 0.5%
McDonald’s Corp.	5,600	390,488
Starbucks Corp.	11,700	290,745

Total Hotels, Restaurants & Leisure		681,233

Household Durables - 0.6%
Sony Corp.	31,400	983,124

Leisure Equipment & Products - 0.3%
Mattel Inc.	18,800	397,808

Media - 1.5%
CBS Corp., Class B Shares	23,900	353,242
Gannett Co. Inc.	30,400	400,672
Time Warner Cable Inc.	5,300	303,001
Viacom Inc., Class B Shares	15,300	505,512
Vivendi Universal SA	30,789	740,063

Total Media		2,302,490

Multiline Retail - 1.2%
Big Lots Inc.	12,000	411,720	*
Nordstrom Inc.	11,900	404,600
Target Corp.	20,500	1,052,060

Total Multiline Retail		1,868,380

Specialty Retail - 2.2%
Aeropostale Inc.	16,950	481,888	*
Gap Inc.	41,000	742,510
Ross Stores Inc.	12,000	631,920
TJX Cos. Inc.	14,300	593,736
Yamada Denki Co., Ltd.	14,070	951,083

Total Specialty Retail		3,401,137

Textiles, Apparel & Luxury Goods - 1.4%
Burberry Group PLC	40,724	537,736
Coach Inc.	21,351	789,347
LVMH Moet Hennessy Louis Vuitton SA	6,541	798,008

Total Textiles, Apparel & Luxury Goods		2,125,091

TOTAL CONSUMER DISCRETIONARY		16,429,885

CONSUMER STAPLES - 7.9%
Beverages - 1.5%
Asahi Breweries Ltd.	28,800	510,363
Coca-Cola Co.	6,900	380,259
Heineken Holding NV	15,951	625,675
PepsiCo Inc.	11,400	739,974

Total Beverages		2,256,271

Food & Staples Retailing - 1.8%
Casino Guichard Perrachon SA	3,475	302,636
Lawson Inc.	11,900	546,137

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	SHARES	VALUE
Food & Staples Retailing - continued
Seven & I Holdings Co., Ltd.	30,900	$739,998
Sysco Corp.	28,100	870,257
Wal-Mart Stores Inc.	6,180	316,354

Total Food & Staples Retailing		2,775,382

Food Products - 1.6%
Associated British Foods PLC	21,577	347,717
Del Monte Foods Co.	41,200	571,856
Hershey Co.	5,900	277,300
Marine Harvest ASA	427,762	322,400
Tyson Foods Inc., Class A Shares	17,100	299,421
Unilever NV, CVA	21,645	636,766

Total Food Products		2,455,460

Household Products - 1.0%
Kimberly-Clark Corp.	10,000	641,200
Procter & Gamble Co.	13,300	813,428

Total Household Products		1,454,628

Tobacco - 2.0%
Altria Group Inc.	25,164	557,634
Imperial Tobacco Group PLC	15,843	448,475
Lorillard Inc.	8,900	678,536
Philip Morris International Inc.	26,564	1,355,827

Total Tobacco		3,040,472

TOTAL CONSUMER STAPLES		11,982,213

ENERGY - 9.8%
Energy Equipment & Services - 0.3%
Subsea 7 Inc.	22,179	378,201	*

Oil, Gas & Consumable Fuels - 9.5%
BG Group PLC	19,257	308,668
BP PLC	209,140	1,332,214
Chesapeake Energy Corp.	26,800	563,604
Chevron Corp.	29,270	2,230,667
ConocoPhillips	23,300	1,286,626
Devon Energy Corp.	14,100	881,109
El Paso Corp.	24,500	301,840
Eni SpA	36,541	747,133
Exxon Mobil Corp.	27,525	1,642,692
Marathon Oil Corp.	16,200	541,890
Murphy Oil Corp.	9,700	531,075
Pacific Rubiales Energy Corp.	12,900	309,434	*
Royal Dutch Shell PLC, Class A Shares	58,938	1,622,892
Statoil ASA	33,903	685,264
Total SA	22,263	1,123,056
Valero Energy Corp.	24,100	409,459

Total Oil, Gas & Consumable Fuels		14,517,623

TOTAL ENERGY		14,895,824

FINANCIALS - 20.4%
Capital Markets - 0.7%
Deutsche Bank AG, Registered Shares	7,193	502,423
Goldman Sachs Group Inc.	4,000	603,280

Total Capital Markets		1,105,703

Commercial Banks - 10.2%
Australia & New Zealand Banking Group Ltd.	24,465	510,177
Banco Bilbao Vizcaya Argentaria SA	31,144	419,449
Banco Santander SA	92,545	1,202,262
Bank of Montreal	10,200	623,777
Bank of Nova Scotia	23,800	1,194,341
BNP Paribas SA	14,579	1,001,418
Canadian Imperial Bank of Commerce	9,700	666,135
HSBC Holdings PLC	164,021	1,662,632
Lloyds TSB Group PLC	700,864	761,694	*
Mizuho Financial Group Inc.	383,800	626,376
National Australia Bank Ltd.	12,406	282,052

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	SHARES	VALUE
Commercial Banks - continued
National Bank of Canada	10,100	$579,543
PNC Financial Services Group Inc.	8,100	481,059
Royal Bank of Canada	14,200	742,011
Standard Chartered PLC	42,333	1,223,582
Sumitomo Mitsui Financial Group Inc.	32,800	1,015,948
Toronto-Dominion Bank	16,200	1,152,854
United Overseas Bank Ltd.	36,000	525,783
Wells Fargo & Co.	31,700	879,041

Total Commercial Banks		15,550,134

Consumer Finance - 0.5%
American Express Co.	4,500	200,880
Capital One Financial Corp.	11,410	482,985

Total Consumer Finance		683,865

Diversified Financial Services - 0.9%
Bank of America Corp.	39,200	550,368
JPMorgan Chase & Co.	21,800	878,104

Total Diversified Financial Services		1,428,472

Insurance - 6.9%
ACE Ltd.	16,600	881,128
AFLAC Inc.	8,300	408,277
Assurant Inc.	8,300	309,507
Baloise Holding AG	4,104	328,769
Berkshire Hathaway Inc., Class B Shares	7,400	578,088	*
Chubb Corp.	9,900	521,037
Hannover Rueckversicherung AG	12,298	588,801
Manulife Financial Corp.	26,000	413,248
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	7,246	1,003,751
Prudential Financial Inc.	16,300	933,827
Prudential PLC	75,337	655,502
Sun Life Financial Inc.	16,000	450,095
T&D Holdings Inc.	27,350	599,266
Tokio Marine Holdings Inc.	21,000	575,103
Torchmark Corp.	9,000	477,630
Travelers Cos. Inc.	19,700	993,865
Zurich Financial Services AG	3,426	799,849

Total Insurance		10,517,743

Real Estate Investment Trusts (REITs) - 0.2%
Federal Realty Investment Trust	4,000	312,760

Real Estate Management & Development - 0.7%
CB Richard Ellis Group Inc., Class A Shares	24,300	413,100	*
Cheung Kong Holdings Ltd.	51,000	615,546

Total Real Estate Management & Development		1,028,646

Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp Inc.	26,100	450,486

TOTAL FINANCIALS		31,077,809

HEALTH CARE - 8.3%
Biotechnology - 0.5%
Amgen Inc.	13,100	714,343	*

Health Care Equipment & Supplies - 0.6%
Medtronic Inc.	9,900	366,003
St. Jude Medical Inc.	16,900	621,413	*

Total Health Care Equipment & Supplies		987,416

Health Care Providers & Services - 1.5%
Medco Health Solutions Inc.	16,000	768,000	*
UnitedHealth Group Inc.	32,400	986,580
WellPoint Inc.	9,400	476,768	*

Total Health Care Providers & Services		2,231,348

Pharmaceuticals - 5.7%
Abbott Laboratories	15,300	750,924
AstraZeneca PLC	20,790	1,056,320
Bayer AG	7,102	408,283

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	SHARES	VALUE
Pharmaceuticals - continued
Endo Pharmaceuticals Holdings Inc.	25,800	$619,458	*
GlaxoSmithKline PLC	66,596	1,160,985
H. Lundbeck A/S	23,900	363,638
Johnson & Johnson	10,000	580,900
Merck & Co. Inc.	14,400	496,224
Merck KGaA	8,516	757,968
Novartis AG, Registered Shares	16,746	812,624
Roche Holding AG	3,754	488,305
Sanofi-Aventis	13,032	756,917
Warner Chilcott PLC	18,600	476,160	*

Total Pharmaceuticals		8,728,706

TOTAL HEALTH CARE		12,661,813

INDUSTRIALS - 10.3%
Aerospace & Defense - 1.8%
MTU Aero Engines Holding AG	11,216	651,295
Northrop Grumman Corp.	15,200	891,328
Raytheon Co.	11,200	518,224
Zodiac SA	10,786	608,405

Total Aerospace & Defense		2,669,252

Air Freight & Logistics - 0.1%
Ryder System Inc.	4,600	200,882

Airlines - 0.3%
Delta Air Lines Inc.	37,500	445,500	*

Building Products - 0.2%
Owens Corning Inc.	10,200	321,096	*

Commercial Services & Supplies - 1.0%
Avery Dennison Corp.	15,100	541,335
R.R. Donnelley & Sons Co.	24,400	411,628
Securitas AB, Class B Shares	58,934	598,756

Total Commercial Services & Supplies		1,551,719

Electrical Equipment - 0.7%
Nexans SA	7,105	482,110
Sumitomo Electric Industries Ltd.	46,800	547,115

Total Electrical Equipment		1,029,225

Industrial Conglomerates - 2.9%
DCC PLC	14,881	365,543
General Electric Co.	78,376	1,263,421
Keppel Corp. Ltd.	92,000	631,916
SembCorp Industries Ltd.	195,000	605,163
Siemens AG, Registered Shares	16,363	1,594,781

Total Industrial Conglomerates		4,460,824

Machinery - 1.3%
Caterpillar Inc.	8,500	592,875
Illinois Tool Works Inc.	10,600	461,100
Sulzer AG	5,531	573,436
Tata Motors Ltd., ADR	19,100	361,181	*

Total Machinery		1,988,592

Road & Rail - 0.4%
CSX Corp.	11,300	595,736

Trading Companies & Distributors - 1.6%
Itochu Corp.	67,000	522,692
Mitsubishi Corp.	31,000	670,629
Mitsui & Co., Ltd.	52,500	673,303
Toyota Tsusho Corp.	33,200	504,946

Total Trading Companies & Distributors		2,371,570

TOTAL INDUSTRIALS		15,634,396

INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 1.4%
Cisco Systems Inc.	35,100	809,757	*
QUALCOMM Inc.	12,700	483,616

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	SHARES	VALUE
Communications Equipment - continued
Research In Motion Ltd.	13,900	$799,752	*

Total Communications Equipment		2,093,125

Computers & Peripherals - 2.1%
Apple Inc.	6,200	1,594,950	*
Dell Inc.	61,400	812,936	*
Hewlett-Packard Co.	18,440	848,977

Total Computers & Peripherals		3,256,863

Electronic Equipment, Instruments & Components - 1.3%
Arrow Electronics Inc.	21,900	542,901	*
Avnet Inc.	7,000	176,050	*
Hitachi Ltd.	205,000	835,234	*
Murata Manufacturing Co., Ltd.	9,900	489,299

Total Electronic Equipment, Instruments & Components		2,043,484

Internet Software & Services - 1.1%
Google Inc., Class A Shares	3,400	1,648,490	*

IT Services - 1.4%
Computer Sciences Corp.	10,500	475,965
International Business Machines Corp.	8,750	1,123,500
NTT Data Corp.	146	530,632

Total IT Services		2,130,097

Semiconductors & Semiconductor Equipment - 3.1%
Advanced Semiconductor Engineering Inc., ADR	150,907	571,937
Applied Materials Inc.	24,100	284,380
Infineon Technologies AG	88,700	598,638	*
Intel Corp.	90,600	1,866,360
Micron Technology Inc.	59,200	430,976	*
Texas Instruments Inc.	26,600	656,754
United Microelectronics Corp., ADR	107,800	326,634

Total Semiconductors & Semiconductor Equipment		4,735,679

Software - 3.2%
CA Inc.	22,500	440,100
Microsoft Corp.	114,300	2,950,083
Oracle Corp.	64,100	1,515,324

Total Software		4,905,507

TOTAL INFORMATION TECHNOLOGY		20,813,245

MATERIALS - 7.7%
Chemicals - 1.9%
BASF SE	16,931	988,672
E.I. du Pont de Nemours & Co.	28,700	1,167,229
Lubrizol Corp.	3,400	317,866
Showa Denko KK	226,000	447,317

Total Chemicals		2,921,084

Metals & Mining - 4.5%
Anglo American PLC	9,079	359,648	*
Barrick Gold Corp.	14,900	612,494
BHP Billiton PLC	48,911	1,497,750
Grupo Mexico SA de CV, Series B Shares	114,400	303,066
IAMGOLD Corp.	26,500	417,845
Newmont Mining Corp.	17,600	983,840
Rio Tinto PLC	27,977	1,450,678
Teck Cominco Ltd., Class B Shares	23,300	820,220
Voestalpine AG	12,359	395,393

Total Metals & Mining		6,840,934

Paper & Forest Products - 1.3%
International Paper Co.	25,200	609,840
OJI Paper Co., Ltd.	62,000	299,971
Stora Enso Oyj, Class R Shares	66,683	540,071
UPM-Kymmene Oyj	34,469	500,390

Total Paper & Forest Products		1,950,272

TOTAL MATERIALS		11,712,290

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

SECURITY	SHARES	VALUE
TELECOMMUNICATION SERVICES - 5.1%
Diversified Telecommunication Services - 3.1%
AT&T Inc.	62,642	$1,624,934
BT Group PLC	159,747	356,448
Deutsche Telekom AG, Registered Shares	63,428	852,186
Koninklijke KPN NV	36,749	511,460
Nippon Telegraph & Telephone Corp.	13,000	540,193
Portugal Telecom, SGPS, SA, Registered Shares	27,953	307,662
Telefonica SA	24,540	557,080

Total Diversified Telecommunication Services		4,749,963

Wireless Telecommunication Services - 2.0%
America Movil SAB de CV, Series L Shares, ADR	15,200	754,072
Mobile TeleSystems, ADR	20,000	444,000
Vodafone Group PLC	799,403	1,865,894

Total Wireless Telecommunication Services		3,063,966

TOTAL TELECOMMUNICATION SERVICES		7,813,929

UTILITIES - 4.3%
Electric Utilities - 1.2%
Energias de Portugal SA	114,035	374,930
Kansai Electric Power Co. Inc.	36,000	872,551
Terna SpA	145,852	606,314

Total Electric Utilities		1,853,795

Gas Utilities - 1.1%
Atmos Energy Corp.	19,500	565,500
Snam Rete Gas SpA	133,684	627,593
Tokyo Gas Co., Ltd.	118,000	536,767

Total Gas Utilities		1,729,860

Multi-Utilities - 2.0%
DTE Energy Co.	12,000	553,920
GDF Suez	31,123	1,033,822
PG&E Corp.	11,600	515,040
Public Service Enterprise Group Inc.	15,500	509,950
TECO Energy Inc.	23,500	383,990

Total Multi-Utilities		2,996,722

TOTAL UTILITIES		6,580,377

TOTAL COMMON STOCKS (Cost - $141,174,018)		149,601,781

PREFERRED STOCKS - 0.8%
FINANCIALS - 0.8%
Commercial Banks - 0.8%
Banco Bradesco SA	30,030	550,641
Itau Unibanco Holding SA	33,200	747,321

TOTAL PREFERRED STOCKS (Cost - $1,133,067)		1,297,962

TOTAL INVESTMENTS - 99.0% (Cost - $142,307,085#)		150,899,743
Other Assets in Excess of Liabilities - 1.0%		1,449,615

TOTAL NET ASSETS - 100.0%		$152,349,358

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
CVA	— Certificaaten van aandelen (Share Certificates)

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2010

Summary of Investments by Country **

United States	46.5%
Japan	10.5
United Kingdom	10.0
Germany	6.1
Canada	5.8
France	4.9
Switzerland	2.6
Netherlands	2.2
Spain	1.4
Italy	1.3
Singapore	1.2
Brazil	0.9
Mexico	0.7
Finland	0.7
Norway	0.7
Taiwan	0.6
Ireland	0.6
Australia	0.5
Portugal	0.5
Hong Kong	0.4
Sweden	0.4
Russia	0.3
South Africa	0.3
Austria	0.3
Cayman Islands	0.2
Denmark	0.2
India	0.2

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of July 31, 2010 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Batterymarch Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may also be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American depositary receipts (ADRs) and futures contracts. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$149,601,781	—	—	$149,601,781
Preferred stocks	1,297,962	—	—	1,297,962

Total investments	$150,899,743	—	—	$150,899,743

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical

Notes to Schedule of Investments (unaudited) (continued)

repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Investment Risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

When entering into a forward foreign currency contract, the Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,306,509
Gross unrealized depreciation	(5,713,851)

Net unrealized appreciation	$8,592,658

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

At July 31, 2010, the Fund did not have any derivative instruments outstanding.

Notes to Schedule of Investments (unaudited) (continued)

During the period ended July 31, 2010, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$78,942
Forward foreign currency contracts (to sell)	280,790

The Fund has several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern positions in swaps, over-the-counter options, and forward currency exchange contracts for each individual counterparty.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 27, 2010

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: September 27, 2010